UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6% ‡
	Shares	Value
BUSINESS SERVICES — 8.8%
Cognizant Technology Solutions, Cl A*	1,057,582	$76,558,361
Visa, Cl A	728,279	128,912,666

		205,471,027

CONSUMER DISCRETIONARY — 18.5%
Amazon.com*	402,663	121,290,149
Chipotle Mexican Grill, Cl A*	235,077	96,915,195
Viacom, Cl B	1,555,724	113,210,035
Yum! Brands	1,354,071	98,738,857

		430,154,236

CONSUMER STAPLES — 2.0%
Mead Johnson Nutrition, Cl A	630,199	45,903,695

ENERGY — 3.1%
FMC Technologies*	1,337,380	71,282,354

FINANCIALS — 9.7%
CME Group, Cl A	1,640,172	121,339,925
T Rowe Price Group	1,387,192	104,372,326

		225,712,251

HEALTH CARE — 26.7%
Allergan	1,010,216	92,050,882
Celgene*	1,234,528	181,302,782
Gilead Sciences*	2,416,693	148,505,785
Illumina*	1,500,862	119,798,805
Intuitive Surgical*	205,505	79,735,940

		621,394,194

INFORMATION TECHNOLOGY — 14.6%
Apple	192,662	87,179,555
Google, Cl A*	163,636	145,243,314
IHS, Cl A*	979,876	107,570,787

		339,993,656

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INTERNET — 3.2%
Equinix*	412,532	$73,987,614

MATERIALS — 3.8%
Ecolab	962,299	88,666,230

TELECOMMUNICATION SERVICES — 4.7%
American Tower, Cl A	1,555,450	110,110,305

WIRELESS — 3.5%
Qualcomm	1,251,598	80,790,651

TOTAL COMMON STOCK (Cost $1,543,368,333)		2,293,466,213

SHORT-TERM INVESTMENT — 1.1%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio, Cl I, 0.010% (A) (Cost $24,679,614)	24,679,614	24,679,614

TOTAL INVESTMENTS — 99.7% (Cost $1,568,047,947)†		$2,318,145,827

Percentages are based on Net Assets of $2,327,056,105.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl	Class

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,568,047,947, and the unrealized appreciation and depreciation were $783,350,018 and $(33,252,138), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of July 31, 2013, all of the Fund’s investments were Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2013, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013